Shareholder Report, Line Graph (Details) 197202_Pacer American Energy Independence ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Dec. 12, 2017	Oct. 31, 2025
Pacer American Energy Independence ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Pacer American Energy Independence ETF NAV
Accumulated Value	$ 21,909	$ 15,549	$ 15,143	$ 13,026	$ 7,208	$ 9,821	$ 9,665	$ 10,000	$ 23,245
American Energy Independence Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									American Energy Independence Index
Accumulated Value	23,691	16,632	16,045	13,668	7,436	10,019	9,759	10,000	$ 25,368
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	$ 24,073	$ 17,442	$ 15,836	$ 18,545	$ 12,977	$ 11,828	$ 10,346	$ 10,000	$ 29,237